LINES OF CREDIT (Details Narrative) - USD ($)	1 Months Ended
	Dec. 31, 2023	Jun. 30, 2024
Line of Credit Facility [Line Items]
Line of Credit, Current	$ 802,738	$ 802,738
JP Morgan Chase Bank [Member]
Line of Credit Facility [Line Items]
Line of Credit, Current	$ 2,000,000
Debt Instrument, Basis Spread on Variable Rate	3.00%
[custom:DebtInstrumentInterestRateAdjustedEffectivePercentage-0]	3.50%
Restricted Cash	$ 2,100,000
Morgan Stanley [Member]
Line of Credit Facility [Line Items]
Line of Credit, Current	$ 1,980,937	$ 10,114
Debt Instrument, Interest Rate, Stated Percentage	7.21%